Employees' End-of-Service Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employees End-of-Service Benefits [Abstract]
Schedule of Employees' End-of-Service Benefits
	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	112,385	412,678	274,586
Add: provided for the period*	96,901	355,819	189,040
Less: paid during the period	(42,680)	(156,720)	(50,948)
Balance at the end of the period	166,606	611,777	412,678